U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549



                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


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     1.   Name and address of issuer:

          Morgan Stanley Institutional Fund, Inc.
          1221 Avenue of the Americas
          New York, New York  10020
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     2.   Name of each series or class of funds for which this notice is filed:

          Number of Additional Pages: 2
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     3.   Investment Company Act File Number:  811-5624

          Securities Act File Number:  33-23166
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     4.   Last day of fiscal year for which this notice is filed:

          12/31/96
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]
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     6.   Date  of  termination of issuer's declaration under  rule  24f-
          2(a)(1), if applicable (see Instruction A.6):

          None
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     7.   Number  and  amount of securities of the same class  or  series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
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     8.   Number  and amount of securities registered during  the  fiscal year other than pursuant to rule 24f-2:

          None
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     9.   Number and aggregate sale price of securities sold during  the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 19,236,200,899 and $21,823,752,832, respectively.
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

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     10.  Number  and aggregate sale price of securities sold during  the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 19,236,200,899 and $21,823,752,832, respectively.
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     11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The  number and aggregate sale price of securities issued  during the fiscal year in connection with dividend reinvestment plans were 102,021,549 and $485,199,833, respectively.
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     12.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold
          during the fiscal year
          in reliance on rule 24f-2 (from Item 10):      $  21,823,752,832
                                                         --------------------

    (ii)  Aggregate price of shares issued in
          connection with dividend reinvestment plans
          (from Item 11, if applicable):                 +     485,199,833
                                                         --------------------

    (iii) Aggregate price of shares redeemed  or
          repurchased during
          the fiscal year (if applicable):               -  20,179,888,237
                                                         --------------------

    (iv)  Aggregate price of shares redeemed or
          repurchased and previously
          applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):        +               0
                                                         --------------------

    (v)   Net aggregate price of securities  sold  and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii) less
          line (iii), plus line (iv))] (if applicable):  $   2,129,064,428
                                                         --------------------

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933
          or other applicable law or regulation
          (see Instruction C.6):                         x      1/33 of 1%
                                                         --------------------

    (vii) Fee due [line (i) or line (v)
          multiplied by line (vi)]:                      $        645,171
                                                         --------------------

Instruction:  Issuers should complete line  (ii), (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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     13.  Check box if fees are being remitted to the Commission's lockbox depository  as described in section 3a of the Commission's
          Rules of Informal and Other Procedures (17CFR 202.3a).

                                                  [ X ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1997
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                             SIGNATURES

           This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

           By (Signature and Title)*     /s/ James R. Rooney
                                         -----------------------------------
                                         James R. Rooney, Treasurer

Date February 21, 1997
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* Please print the name and title of the signing officer below the signature.

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